Net investment in lease - Schedule of Net Investment in Lease, Classified (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Net investment in lease	$ 1,428.8	$ 908.4
Current portion of net investment in lease	(33.7)	(21.0)
Long-term portion of net investment in lease	$ 1,395.1	$ 887.4